Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Change in the valuation allowance	$ 11,707,000	$ 6,871,000	$ 2,986,000
Valuation allowance, percentage	(34.20%)	(25.70%)	(24.00%)
Capitol Investment Corp. V
Valuation Allowance [Line Items]
Federal and state net operating loss	$ 160,318
Change in the valuation allowance	$ 39,098	$ 791
Valuation allowance, percentage	100.00%
Income tax, description	The CARES Act allowed net operating loss incurred in 2018-2020 to be carried back five years or carried forward indefinitely, and to be fully utilized without being subjected to the 80% taxable income limitation. Net operating losses incurred after December 31, 2020 will be subjected to the 80% taxable income limitation. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion, or all, of the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the Company attaining future taxable income during periods in which those temporary differences become deductible.